Equity - Schedule of Outstanding Shares (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Free float	18,500,917	26,805,447	25,419,660
Total	44,849,365	44,632,674	38,416,828
Maruho Deutschland Co., Ltd., Osaka Japan [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	13,047,754	8,891,843	7,631,586
Wilhelm Konrad Thomas Zours [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	13,300,694	8,935,384	3,400,907
Liechtensteinische Landesbank AG (LLB) [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned			1,165,212
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned			799,463